Distribution Date:	05/16/25	Morgan Stanley Capital I Trust 2015-MS1
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-MS1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13				and lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15
		Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61765DAQ1	1.638000%	31,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61765DAR9	3.261000%	17,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61765DAS7	3.458000%	45,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61765DAT5	3.510000%	215,000,000.00	43,748,973.04	43,748,973.04	127,965.75	0.00	0.00	43,876,938.79	0.00	0.00%	30.00%
A-4	61765DAU2	3.779000%	310,798,000.00	310,798,000.00	130,525,279.47	978,754.70	0.00	0.00	131,504,034.17	180,272,720.53	58.69%	30.00%
A-S	61765DAW8	4.011483%	52,019,000.00	52,019,000.00	0.00	173,894.45	0.00	0.00	173,894.45	52,019,000.00	46.77%	24.13%
B	61765DAX6	4.011483%	70,834,000.00	70,834,000.00	0.00	236,791.16	0.00	0.00	236,791.16	70,834,000.00	30.54%	16.13%
C	61765DAZ1	4.011483%	32,097,000.00	32,097,000.00	0.00	107,297.14	0.00	0.00	107,297.14	32,097,000.00	23.18%	12.50%
D	61765DAC2	4.011483%	40,951,000.00	40,951,000.00	0.00	136,895.20	0.00	0.00	136,895.20	40,951,000.00	13.80%	7.88%
E	61765DAE8	4.011483%	18,815,000.00	18,815,000.00	0.00	62,896.71	0.00	0.00	62,896.71	18,815,000.00	9.49%	5.75%
F	61765DAG3	4.011483%	14,388,000.00	14,388,000.00	0.00	48,097.68	0.00	0.00	48,097.68	14,388,000.00	6.19%	4.13%
G	61765DAJ7	4.011483%	36,524,723.00	27,013,903.97	0.00	77,737.18	0.00	0.00	77,737.18	27,013,903.97	0.00%	0.00%
V	61765DAM0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765DAP3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			885,426,725.00	610,664,877.01	174,274,252.51	1,950,329.97	0.00	0.00	176,224,582.48	436,390,624.50

X-A	61765DAV0	0.265676%	619,798,000.00	354,546,973.04	0.00	78,495.53	0.00	0.00	78,495.53	180,272,720.53
Notional SubTotal			619,798,000.00	354,546,973.04	0.00	78,495.53	0.00	0.00	78,495.53	180,272,720.53

Deal Distribution Total					174,274,252.51	2,028,825.50	0.00	0.00	176,303,078.01

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61765DAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61765DAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61765DAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61765DAT5	203.48359553	203.48359553	0.59518953	0.00000000	0.00000000	0.00000000	0.00000000	204.07878507	0.00000000
A-4	61765DAU2	1,000.00000000	419.96820916	3.14916666	0.00000000	0.00000000	0.00000000	0.00000000	423.11737582	580.03179084
A-S	61765DAW8	1,000.00000000	0.00000000	3.34290259	0.00000000	0.00000000	0.00000000	0.00000000	3.34290259	1,000.00000000
B	61765DAX6	1,000.00000000	0.00000000	3.34290256	0.00000000	0.00000000	0.00000000	0.00000000	3.34290256	1,000.00000000
C	61765DAZ1	1,000.00000000	0.00000000	3.34290245	0.00000000	0.00000000	0.00000000	0.00000000	3.34290245	1,000.00000000
D	61765DAC2	1,000.00000000	0.00000000	3.34290249	0.00000000	0.00000000	0.00000000	0.00000000	3.34290249	1,000.00000000
E	61765DAE8	1,000.00000000	0.00000000	3.34290247	0.00000000	0.00000000	0.00000000	0.00000000	3.34290247	1,000.00000000
F	61765DAG3	1,000.00000000	0.00000000	3.34290242	0.00000000	0.00000000	0.00000000	0.00000000	3.34290242	1,000.00000000
G	61765DAJ7	739.60599154	0.00000000	2.12834414	0.34408666	9.03409343	0.00000000	0.00000000	2.12834414	739.60599154
V	61765DAM0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765DAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61765DAV0	572.03632964	0.00000000	0.12664696	0.00000000	0.00000000	0.00000000	0.00000000	0.12664696	290.85721563

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/25 - 04/30/25	30	0.00	127,965.75	0.00	127,965.75	0.00	0.00	0.00	127,965.75	0.00
A-4	04/01/25 - 04/30/25	30	0.00	978,754.70	0.00	978,754.70	0.00	0.00	0.00	978,754.70	0.00
X-A	04/01/25 - 04/30/25	30	0.00	78,495.53	0.00	78,495.53	0.00	0.00	0.00	78,495.53	0.00
A-S	04/01/25 - 04/30/25	30	0.00	173,894.45	0.00	173,894.45	0.00	0.00	0.00	173,894.45	0.00
B	04/01/25 - 04/30/25	30	0.00	236,791.16	0.00	236,791.16	0.00	0.00	0.00	236,791.16	0.00
C	04/01/25 - 04/30/25	30	0.00	107,297.14	0.00	107,297.14	0.00	0.00	0.00	107,297.14	0.00
D	04/01/25 - 04/30/25	30	0.00	136,895.20	0.00	136,895.20	0.00	0.00	0.00	136,895.20	0.00
E	04/01/25 - 04/30/25	30	0.00	62,896.71	0.00	62,896.71	0.00	0.00	0.00	62,896.71	0.00
F	04/01/25 - 04/30/25	30	0.00	48,097.68	0.00	48,097.68	0.00	0.00	0.00	48,097.68	0.00
G	04/01/25 - 04/30/25	30	317,400.09	90,304.85	0.00	90,304.85	12,567.67	0.00	0.00	77,737.18	329,967.76
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			317,400.09	2,041,393.17	0.00	2,041,393.17	12,567.67	0.00	0.00	2,028,825.50	329,967.76

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61765DAW8	4.011483%	52,019,000.00	52,019,000.00	0.00	173,894.45	0.00	0.00	173,894.45	52,019,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61765DAX6	4.011483%	70,834,000.00	70,834,000.00	0.00	236,791.16	0.00	0.00	236,791.16	70,834,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61765DAZ1	4.011483%	32,097,000.00	32,097,000.00	0.00	107,297.14	0.00	0.00	107,297.14	32,097,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			154,950,000.03	154,950,000.00	0.00	517,982.75	0.00	0.00	517,982.75	154,950,000.00

Exchangeable Certificate Details
PST	61765DAY4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	176,303,078.01
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,051,442.53	Master Servicing Fee	6,455.42
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,289.99
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	254.44
ARD Interest	0.00	Trust Advisor Fee	1,049.49
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,051,442.53	Total Fees	10,049.35

Principal		Expenses/Reimbursements
Scheduled Principal	170,597,318.35	Reimbursement for Interest on Advances	(3,196.23)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	3,676,934.16	Special Servicing Fees (Monthly)	15,763.89
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	174,274,252.51	Total Expenses/Reimbursements	12,567.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,028,825.50
Excess Liquidation Proceeds	0.00	Principal Distribution	174,274,252.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	176,303,078.01
Total Funds Collected	176,325,695.04	Total Funds Distributed	176,325,695.02

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	610,664,877.01	610,664,877.01	Beginning Certificate Balance	610,664,877.01
(-) Scheduled Principal Collections	170,597,318.35	170,597,318.35	(-) Principal Distributions	174,274,252.51
(-) Unscheduled Principal Collections	3,676,934.16	3,676,934.16	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	436,390,624.50	436,390,624.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	610,675,917.38	610,675,917.38	Ending Certificate Balance	436,390,624.50
Ending Actual Collateral Balance	436,441,884.78	436,441,884.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.01%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,599,746.92	0.82%	1	3.9000	NAP	Defeased	1	3,599,746.92	0.82%	1	3.9000	NAP
10,000,000 or less	6	33,741,273.39	7.73%	12	4.2141	1.709622	1.20 or less	4	103,391,178.00	23.69%	0	4.3562	0.765228
10,000,001 to 20,000,000	3	44,670,939.70	10.24%	1	4.2267	1.717628	1.21 - 1.30	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	25,000,000.00	5.73%	1	4.2400	2.060000	1.31 - 1.40	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	3	103,878,664.49	23.80%	0	4.0910	1.464579	1.41 - 1.50	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	1	50,000,000.00	11.46%	(1)	3.3500	7.570000	1.51 - 1.60	3	48,685,440.05	11.16%	9	3.6907	1.586369
50,000,001 to 60,000,000	2	108,500,000.00	24.86%	0	4.1858	1.354885	1.61 - 1.70	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	1	67,000,000.00	15.35%	(2)	3.9500	1.740000	1.71 - 1.80	3	109,958,166.89	25.20%	(2)	3.9730	1.730701
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 - 1.90	1	5,048,166.99	1.16%	0	4.4400	1.880000
Totals	18	436,390,624.50	100.00%	1	4.0384	2.264178	1.91 - 2.00	1	10,998,605.12	2.52%	1	4.0750	1.960000
							2.01 - 2.10	2	80,000,000.00	18.33%	1	4.2400	2.060000
							2.11 - 2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 - 2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31 - 2.60	2	24,709,320.53	5.66%	2	4.3469	2.393144
							2.61 - 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 - 4.00	0	0.00	0.00%	0	0.0000	0.000000
							4.01 - 4.10	0	0.00	0.00%	0	0.0000	0.000000
							4.11 - 5.90	0	0.00	0.00%	0	0.0000	0.000000
							5.91 or greater	1	50,000,000.00	11.46%	(1)	3.3500	7.570000
							Totals	18	436,390,624.50	100.00%	1	4.0384	2.264178
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	3,599,746.92	0.82%	1	3.9000	NAP
							Defeased	1	3,599,746.92	0.82%	1	3.9000	NAP
California	4	41,772,006.30	9.57%	1	4.2017	2.045541
							Lodging	1	40,000,000.00	9.17%	(2)	4.0129	1.710000
Colorado	1	4,658,121.24	1.07%	1	4.2400	2.060000
							Mixed Use	2	54,522,785.51	12.49%	(1)	3.4288	7.004266
Connecticut	1	15,205,679.09	3.48%	1	4.2400	2.060000
							Multi-Family	2	37,383,657.09	8.57%	12	4.7428	1.123757
Florida	1	5,709,320.53	1.31%	1	4.2700	2.570000
							Other	1	67,000,000.00	15.35%	(2)	3.9500	1.740000
Illinois	2	72,048,166.99	16.51%	(2)	3.9843	1.749809
							Retail	15	233,884,434.98	53.60%	1	4.0997	1.587340
Iowa	1	13,224,071.94	3.03%	1	4.2400	2.060000
							Totals	22	436,390,624.50	100.00%	1	4.0384	2.264178
Kansas	1	10,143,464.27	2.32%	1	4.2400	2.060000

Maryland	1	30,696,057.91	7.03%	2	4.8547	1.020000

Montana	1	12,373,022.77	2.84%	1	4.2400	2.060000

New York	5	172,418,426.20	39.51%	(1)	3.8967	3.098579

Texas	1	14,672,334.58	3.36%	1	4.1550	0.730000

Washington	2	39,870,205.76	9.14%	11	3.6046	1.583355

Totals	22	436,390,624.50	100.00%	1	4.0384	2.264178

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,599,746.92	0.82%	1	3.9000	NAP	Defeased	1	3,599,746.92	0.82%	1	3.9000	NAP
	3.500% or less	2	83,182,606.58	19.06%	0	3.4014	5.180512	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	2	69,958,166.89	16.03%	(2)	3.9502	1.742537	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	12	248,954,046.20	57.05%	2	4.1774	1.590628	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	1	30,696,057.91	7.03%	2	4.8547	1.020000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	18	436,390,624.50	100.00%	1	4.0384	2.264178	49 months or greater	17	432,790,877.58	99.18%	1	4.0395	2.264688
								Totals	18	436,390,624.50	100.00%	1	4.0384	2.264178
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,599,746.92	0.82%	1	3.9000	NAP	Defeased	1	3,599,746.92	0.82%	1	3.9000	NAP
	84 months or less	16	426,103,278.40	97.64%	0	4.0366	2.275120	Interest Only	7	309,500,000.00	70.92%	(1)	3.9931	2.605638
85 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	2,958,166.89	0.68%	1	3.9550	1.800000
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	8	113,645,111.51	26.04%	1	4.1572	1.387359
	Totals	17	429,703,025.32	98.47%	0	4.0354	2.274515	301 months to 350	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	17	429,703,025.32	98.47%	0	4.0354	2.274515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,599,746.92	0.82%	1	3.9000	NAP	300 months or less	1	6,687,599.18	1.53%	60	4.2290	1.600000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	15	312,290,877.58	71.56%	2	4.0433	2.657303	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	2	120,500,000.00	27.61%	(2)	4.0299	1.247178	Totals	1	6,687,599.18	1.53%	60	4.2290	1.600000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	18	436,390,624.50	100.00%	1	4.0384	2.264178
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30309662	RT	Various	Various	Actual/360	4.240%	194,333.33	0.00	0.00	N/A	06/01/25	--	55,000,000.00	55,000,000.00	05/01/25
01A4	30309663				Actual/360	4.240%	88,333.33	0.00	0.00	N/A	06/01/25	--	25,000,000.00	25,000,000.00	05/01/25
02A2	30309657	98	Chicago	IL	Actual/360	3.950%	220,541.67	0.00	0.00	03/05/25	03/05/45	--	67,000,000.00	67,000,000.00	05/05/25
03A2	30309660	98	New York	NY	Actual/360	3.708%	123,583.33	40,000,000.00	0.00	05/05/25	05/05/45	--	40,000,000.00	0.00	05/05/25
03A5	30309661				Actual/360	3.708%	61,791.67	20,000,000.00	0.00	05/05/25	05/05/45	--	20,000,000.00	0.00	05/05/25
04A2	30309658	RT	Port Chester	NY	Actual/360	4.130%	184,129.17	0.00	0.00	N/A	04/01/25	--	53,500,000.00	53,500,000.00	03/01/25
05A1-3	30309654	RT	Lynnwood	WA	Actual/360	3.479%	96,698.85	173,804.91	0.00	N/A	06/01/25	--	33,356,411.49	33,182,606.58	05/01/25
6	30309664	MU	New York	NY	Actual/360	3.350%	139,583.33	0.00	0.00	N/A	04/01/25	--	50,000,000.00	50,000,000.00	05/01/25
7	30309665	RT	Westlake Village	CA	Actual/360	4.200%	175,000.00	50,000,000.00	0.00	N/A	05/01/25	--	50,000,000.00	0.00	05/01/25
08A1	30309659	LO	New York	NY	Actual/360	4.013%	133,763.44	0.00	0.00	N/A	03/01/25	--	40,000,000.00	40,000,000.00	02/01/25
9	30309666	MF	Silver Spring	MD	Actual/360	4.855%	124,391.46	51,161.62	0.00	N/A	07/01/25	--	30,747,219.53	30,696,057.91	05/01/25
12	30309640	IN	Vernon	CA	Actual/360	4.220%	67,520.00	19,200,000.00	0.00	N/A	05/01/25	--	19,200,000.00	0.00	05/01/25
13	30309669	RT	Van Nuys	CA	Actual/360	4.370%	69,191.67	0.00	0.00	N/A	07/01/25	--	19,000,000.00	19,000,000.00	05/01/25
14	30309670	RT	Grapevine	TX	Actual/360	4.155%	50,935.13	38,172.31	0.00	N/A	06/01/25	--	14,710,506.89	14,672,334.58	05/01/25
17	30309672	MF	Silverdale	WA	Actual/360	4.229%	23,914.14	98,158.46	0.00	N/A	05/01/30	--	6,785,757.64	6,687,599.18	05/01/25
21	30309673	RT	Mission Viejo	CA	Actual/360	4.075%	37,434.98	25,192.42	0.00	N/A	06/01/25	--	11,023,797.54	10,998,605.12	05/01/25
22	30309674	LO	Chester	VA	Actual/360	4.068%	33,568.29	9,902,150.72	0.00	N/A	05/01/25	--	9,902,150.72	0.00	05/01/25
24	30309676	RT	San Marcos	CA	Actual/360	4.080%	30,028.68	16,729.09	0.00	N/A	05/01/25	--	8,831,963.38	8,815,234.29	04/01/25
26	30309645	MF	Houston	TX	Actual/360	4.200%	29,198.25	8,342,355.89	0.00	N/A	05/01/25	--	8,342,355.89	0.00	05/01/25
27	30309678	LO	Midlothian	VA	Actual/360	4.068%	25,176.22	7,426,613.00	0.00	N/A	05/01/25	--	7,426,613.00	0.00	05/01/25
28	30309679	MU	Glendale	CA	Actual/360	3.899%	24,485.91	7,536,058.96	0.00	N/A	05/01/25	--	7,536,058.96	0.00	05/01/25
32	30309681	RT	Weston	FL	Actual/360	4.270%	20,367.77	14,643.14	0.00	N/A	06/01/25	--	5,723,963.67	5,709,320.53	05/01/25
36	30309648	RT	Chicago	IL	Actual/360	4.440%	18,722.13	11,867.96	0.00	N/A	05/01/25	--	5,060,034.95	5,048,166.99	04/01/25
38	30309651	MU	New York	NY	Actual/360	4.300%	16,248.30	11,622.86	0.00	N/A	05/01/25	--	4,534,408.37	4,522,785.51	03/01/25
43	30309688	RT	Valley Village	CA	Actual/360	4.350%	13,328.89	3,676,934.16	0.00	N/A	06/01/25	--	3,676,934.16	0.00	05/01/25
44	30309689	OF	Boston	MA	Actual/360	3.900%	11,745.88	14,370.67	0.00	N/A	06/01/25	--	3,614,117.59	3,599,746.92	05/01/25
46	30309691	RT	Long Beach	CA	Actual/360	3.955%	9,788.36	11,751.21	0.00	N/A	06/01/25	--	2,969,918.10	2,958,166.89	05/01/25
48	30309692	RT	Katy	TX	Actual/360	3.920%	9,689.00	2,966,021.01	0.00	N/A	05/01/25	--	2,966,021.01	0.00	05/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
49	30309693	MF	Mesquite	NV	Actual/360	4.700%	11,188.52	2,856,644.12	0.00	N/A	05/01/25	--	2,856,644.12	0.00	05/01/25
54	30309644	RT	West Columbia	SC	Actual/360	4.270%	6,760.83	1,900,000.00	0.00	N/A	05/01/25	--	1,900,000.00	0.00	05/01/25
Totals							2,051,442.53	174,274,252.51	0.00				610,664,877.01	436,390,624.50
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	15,295,853.87	0.00	--	--	--	0.00	0.00	0.00	0.00	6,353.04	0.00
01A4	15,295,853.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
02A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
03A2	8,500,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
03A5	8,500,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2	0.00	0.00	--	--	--	0.00	0.00	183,460.42	373,489.44	0.00	0.00
05A1-3	31,624,517.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,673,539.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,252,080.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
08A1	17,051,205.80	14,664,139.11	04/01/24	03/31/25	05/12/25	0.00	0.00	133,263.44	395,842.64	0.00	0.00
9	2,183,220.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,078,505.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	813,086.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,394,707.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,544,960.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,016,228.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	972,959.82	0.00	--	--	--	0.00	0.00	46,389.77	46,389.77	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	898,538.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,126,434.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	688,671.96	0.00	--	--	--	0.00	0.00	30,316.01	30,316.01	0.00	0.00
38	260,683.73	0.00	--	--	--	0.00	0.00	27,577.56	55,588.47	0.00	0.00
43	388,111.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	480,912.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	593,277.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	157,742.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	131,791,091.66	14,664,139.11				0.00	0.00	421,007.20	901,626.33	6,353.04	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
43	30309688	3,676,934.16	Payoff Prior to Maturity	0.00	0.00
Totals		3,676,934.16		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,676,934.16	4.038392%	4.018138%	1
04/17/25	1	67,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,539,522.31	4.031231%	4.011483%	2
03/17/25	1	4,545,448.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	16,506,399.48	4.036753%	4.014918%	2
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,500,000.00	4.036974%	4.013936%	3
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	7,622,535.71	4.039323%	4.016312%	4
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.042151%	4.018590%	5
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.042157%	4.018589%	6
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.042160%	4.018586%	7
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	5,256,079.54	4.042166%	4.018585%	8
08/16/24	0	0.00	0	0.00	1	14,786,544.11	0	0.00	1	14,786,544.11	0	0.00	0	0.00	0	0.00	4.047057%	4.023013%	9
07/17/24	0	0.00	0	0.00	1	14,786,544.11	0	0.00	1	14,786,544.11	0	0.00	0	0.00	0	0.00	4.047055%	4.023005%	10
06/17/24	0	0.00	0	0.00	1	14,786,544.11	0	0.00	1	14,786,544.11	0	0.00	0	0.00	0	0.00	4.047055%	4.022999%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
04A2	30309658	03/01/25	1	5	183,460.42	373,489.44	55,471.23	53,500,000.00	04/02/25	98
08A1	30309659	02/01/25	2	5	133,263.44	395,842.64	0.00	40,000,000.00	02/07/25	4
24	30309676	04/01/25	0	5	46,389.77	46,389.77	0.00	8,831,963.38
36	30309648	04/01/25	0	5	30,316.01	30,316.01	0.00	5,060,034.95
38	30309651	03/01/25	1	5	27,577.56	55,588.47	0.00	4,545,448.74	05/05/25	98
Totals					421,007.20	901,626.33	55,471.23	111,937,447.07
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		161,886,187	50,000,000	111,886,187		0
0 - 6 Months		200,816,839	200,816,839		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		6,687,599	6,687,599		0	0
> 60 Months		67,000,000	67,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	436,390,625	338,367,839	58,022,786	40,000,000	0	0
Apr-25	610,664,877	400,164,877	170,500,000	40,000,000	0	0
Mar-25	690,789,351	646,243,903	4,545,449	40,000,000	0	0
Feb-25	748,133,602	748,133,602	0	0	0	0
Jan-25	753,391,992	753,391,992	0	0	0	0
Dec-24	761,788,005	761,788,005	0	0	0	0
Nov-24	762,593,165	762,593,165	0	0	0	0
Oct-24	763,361,160	763,361,160	0	0	0	0
Sep-24	764,161,034	764,161,034	0	0	0	0
Aug-24	779,710,129	764,923,585	0	0	0	14,786,544
Jul-24	780,470,035	765,683,491	0	0	0	14,786,544
Jun-24	781,262,106	766,475,561	0	0	0	14,786,544
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
04A2	30309658	53,500,000.00	53,500,000.00	106,000,000.00	09/11/20	3,518,105.03	0.63000	12/31/23	04/01/25	I/O
08A1	30309659	40,000,000.00	40,000,000.00	206,600,000.00	04/24/25	13,172,688.03	1.71000	03/31/25	03/01/25	I/O
17	30309672	6,687,599.18	6,687,599.18	26,680,000.00	02/26/15	2,344,457.82	1.60000	12/31/24	05/01/30	59
38	30309651	4,522,785.51	4,545,448.74	8,500,000.00	03/12/15	251,243.73	0.75000	06/30/24	05/01/25	239
Totals		104,710,384.69	104,733,047.92	347,780,000.00		19,286,494.61

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
04A2	30309658	RT	NY	04/02/25	98
The loan is transferring to the Special Servicer, LNR, due to Imminent Monetary Default (Balloon/Maturity Default). Maturity Date was 4/1/2025.

08A1	30309659	LO	NY	02/07/25	4

05/02/25: Loan transferred to MLS Special Servicing due to Imminent Monetary Default (Balloon/Maturity Default). Loan matured 03/01/25 and is secured by a 34-story select service hospitality property (401 keys) located in Midtown Manhattan.

Loan is com prised of three pari passu senior notes (Note A-1 - $40MM; Note A-2 - $75MM and Note A-3 - $40MM) in the aggregate original principal balance of $155MM and one subordinate B Note in the original principal balance of $20MM. In addition, there is a mezzani ne loan in the original principal balance of $25MM. Borrower has requested an extension due to its inability to obtain financing due to, among other things, a pending civil lawsuit. Negotiations pending.

17	30309672	MF	WA	07/27/23	8
Special Servicer comments are not available for this cycle.

38	30309651	MU	NY	05/05/25	98
The loan is transferring to the Special Servicer, LNR Partners LLC, due to Maturity Default. Loan matured 5/1/2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
04A2	30309658	0.00	4.13000%	0.00	4.13000%	10	04/01/21	04/01/21	01/10/22
04A2	30309658	0.00	4.13000%	0.00	4.13000%	10	01/10/22	04/01/21	04/01/21
7	30309665	50,000,000.00	4.20000%	50,000,000.00	4.20000%	8	06/29/20	05/01/20	07/02/20
7	30309665	0.00	4.20000%	0.00	4.20000%	8	07/02/20	05/01/20	06/29/20
27	30309678	8,419,847.05	4.06800%	8,419,847.05	4.06800%	8	07/30/20	05/01/20	07/31/20
27	30309678	0.00	4.06800%	0.00	4.06800%	8	07/31/20	05/01/20	07/30/20
41	30309687	4,979,658.91	4.20000%	4,979,658.91	4.20000%	8	07/23/20	08/01/20	07/31/20
41	30309687	0.00	4.20000%	0.00	4.20000%	8	07/31/20	08/01/20	07/23/20
Totals		63,399,505.96		63,399,505.96
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	30309671 09/17/24	14,786,544.11	7,200,000.00	8,130,032.00	2,873,952.46	8,130,032.00	5,256,079.54	9,530,464.57	0.00	19,852.61	9,510,611.96	53.43%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,786,544.11	7,200,000.00	8,130,032.00	2,873,952.46	8,130,032.00	5,256,079.54	9,530,464.57	0.00	19,852.61	9,510,611.96

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	30309671	01/17/25	0.00	0.00	9,510,611.96	0.00	0.00	(19,644.61)	0.00	0.00	9,510,819.96
		09/17/24	0.00	0.00	9,530,464.57	0.00	0.00	9,530,464.57	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,510,611.96	0.00	0.00	9,510,819.96	0.00	0.00	9,510,819.96

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
04A2	0.00	0.00	7,430.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(2,692.66)	0.00	0.00	0.00
08A1	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	832.51	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,261.45)	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(74.22)	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.41)	0.00	0.00	0.00
Total	0.00	0.00	15,763.89	0.00	0.00	0.00	0.00	0.00	(3,196.23)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,567.66

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Supplemental Notes
None

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